Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the accompanying unaudited condensed consolidated balance sheet date up to the date that the accompanying unaudited condensed consolidated financial statements were issued. Based upon this review, except as disclosed below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the accompanying unaudited condensed consolidated financial statements.

On October 17, 2022, the Company issued a promissory note in the aggregate principal amount of up to $153,655 to the Sponsor of the Company in connection with Second Extension Amendment.

On October 27, 2022, the Sponsor injected additional funds of $250,000 under the March 29, 2022 promissory note.

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, except as disclosed, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

In connection with the Extension Amendment, shareholders holding 9,669,449 public shares exercised their right to redeem such public shares for a pro rata portion of the Trust Account. On January 7, 2022, the Company paid cash in the aggregate amount of $96,761,060, or approximately $10.00 per share to redeeming shareholders. The Company’s extensions payment of $0.03 per share/per month were due beginning on January 17, 2022 in the amount of $141,167 and are payable monthly through the Company’s extension date in October 2022.

In February 2022, the Russian Federation and Belarus commenced an invasion of the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.

On March 29, 2022, the Company issued an unsecured promissory note (the “Working Capital Note”) in the amount of up to $1,000,000, to the Sponsor. The proceeds of the Working Capital Note will be used for costs in connection with the Company’s Business Combination or as general working capital. The Working Capital Note is non-interest bearing and payable (subject to the waiver against trust provisions) on the earlier of (i) the date on which the Business Combination is consummated and (ii) the date of the liquidation of the Company.

On March 29, 2022, the Company issued an unsecured promissory note (the “Extension Note”) in the amount of up to $1,297,500 to the Sponsor. The proceeds of the Extension Note will be used solely for extensions of the time period the Company has to complete a Business Combination pursuant to the Company’s Amended and Restated Memorandum and Articles of Association. The Extension Note is non-interest bearing and payable (subject to the waiver against trust provisions) on the earlier of (i) the date on which the Business Combination is consummated and (ii) the date of the liquidation of the Company.